Schedule of cash reserves (Details) - Dec. 31, 2023 € in Thousands, £ in Thousands, $ in Thousands	USD ($)	AUD ($)	EUR (€)	GBP (£)
IfrsStatementLineItems [Line Items]
Total cash reserve	$ 480,527	$ 796,254
Currency Risk AUD [Member]
IfrsStatementLineItems [Line Items]
Total cash reserve	617,663	$ 906,834
Currency Risk EUR [Member]
IfrsStatementLineItems [Line Items]
Total cash reserve	2,239		€ 2,028
Currency Risk USD [member]
IfrsStatementLineItems [Line Items]
Total cash reserve	(14,607)
Currency Risk GBP [member]
IfrsStatementLineItems [Line Items]
Total cash reserve	$ (124,768)			£ (98,001)